Restructuring - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jan. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Restructuring and Related Activities [Abstract]
Restructuring costs		$ 14,500,000	$ 1,300,000	$ 16,700,000	$ 1,400,000	$ 120,700,000	$ 8,500,000	$ 120,700,000
Successor [Member] | Selling, General and Administrative Expenses [Member]
Restructuring and Related Activities [Abstract]
Restructuring costs							$ 8,500,000	$ 120,700,000
Predecessor [Member]
Restructuring and Related Activities [Abstract]
Restructuring costs	$ 0
Restructuring reserve									$ 2,100,000
Adjustment of restructuring accrual									$ 300,000